Equity (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Income for the year	R$ 3,213,274	R$ (2,028,559)
Legal reserve
Reserve for tax incentives
Net Income For Distribution [Member]
IfrsStatementLineItems [Line Items]
Income for the year	3,213,274
Actuarial gain	11,978
Interest on shareholdes' equity	(1,145,999)
Legal reserve	(160,664)
Capital increase reserve	(482,573)
Reserve for expansion	(796,275)
Reserve for tax incentives	(639,741)
Income Reserve [Member]
IfrsStatementLineItems [Line Items]
Income for the year
Actuarial gain
Interest on shareholdes' equity
Legal reserve	160,664
Capital increase reserve	482,573
Reserve for expansion	796,275
Reserve for tax incentives	R$ 639,741
Statutory reserve [member]
IfrsStatementLineItems [Line Items]
Limit on capital percentage	20.00%
Capital Increase Reserve [Member]
IfrsStatementLineItems [Line Items]
Limit on capital percentage	20.00%
Reserve For Expansion [Member]
IfrsStatementLineItems [Line Items]
Legal reserve
Limit on capital percentage	80.00%
Reserve for tax incentives